UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4651

John Hancock Strategic Series
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2010

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock Strategic Income Fund

QUARTERLY PORTFOLIO HOLDINGS

8.31.2010

John Hancock Strategic Income Fund
As of 8-31-10 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Corporate Bonds 54.08%				$1,143,280,838
(Cost $1,110,876,625)

Consumer Discretionary 13.23%				279,749,070

Auto Components 1.76%
Allison Transmission, Inc. (S)	11.000	11/01/15	$9,066,000	9,745,950
Allison Transmission, Inc., PIK (S)	11.250	11/01/15	5,459,000	5,895,720
Exide Technologies, Series B	10.500	03/15/13	6,065,000	6,178,719
Lear Corp.	8.125	03/15/20	4,500,000	4,668,750
Lear Corp., Series B Escrow Certificates (I)	8.750	12/01/16	2,645,000	33,063
Tenneco, Inc.	8.625	11/15/14	7,986,000	8,185,650
The Goodyear Tire & Rubber Company	10.500	05/15/16	875,000	971,250
The Goodyear Tire & Rubber Company	8.625	12/01/11	1,445,000	1,510,025

Auto Manufacturers 0.13%
Volvo Treasury AB (S)	5.950	04/01/15	2,590,000	2,804,219

Automobiles 0.05%
TRW Automotive, Inc. (S)	8.875	12/01/17	1,090,000	1,164,938

Diversified Financial Services 0.20%
Landry's Holdings, Inc. (S)	11.500	06/01/14	4,610,000	4,206,625

Food Products 0.17%
JBS Finance II, Ltd. (S)	8.250	01/29/18	3,420,000	3,518,325

Hotels, Restaurants & Leisure 4.10%
Fontainebleau Las Vegas Holdings LLC (H)(S)	10.250	06/15/15	3,455,000	8,983
Fontainebleau Las Vegas Holdings LLC, PIK (H)	12.500	06/01/22	3,951,700	0
Great Canadian Gaming Corp. (S)	7.250	02/15/15	4,330,000	4,346,238
Greektown Superholdings, Inc. (S)	13.000	07/01/15	13,719,000	14,679,330
HRP Myrtle Beach Operations LLC (H)(S)	-	04/01/12	4,915,000	0
Jacobs Entertainment, Inc.	9.750	06/15/14	10,305,000	9,454,838
Landry's Restaurants, Inc.	11.625	12/01/15	2,520,000	2,614,500
Little Traverse Bay Bands of Odawa Indians (H)(S)	10.250	02/15/14	5,000,000	1,687,500
Majestic Star Casino LLC (H)	9.500	10/15/10	3,030,000	1,742,250
Marquee Holdings, Inc.	12.000	08/15/14	5,375,000	4,407,500
Mashantucket Western Pequot Tribe, Series A (H)(S)	8.500	11/15/15	4,910,000	785,600
MGM Resorts International (S)	9.000	03/15/20	1,300,000	1,348,750
Midwest Gaming Borrower LLC/Midwest Finance Corp. (S)	11.625	04/15/16	660,000	663,300
Mohegan Tribal Gaming Authority (S)	11.500	11/01/17	780,000	721,500
Mohegan Tribal Gaming Authority	8.000	04/01/12	10,425,000	8,027,250
Mohegan Tribal Gaming Authority	7.125	08/15/14	5,540,000	3,185,500
MTR Gaming Group, Inc.	12.625	07/15/14	6,735,000	7,071,750
MTR Gaming Group, Inc., Series B	9.000	06/01/12	4,850,000	4,268,000
Pokagon Gaming Authority (S)	10.375	06/15/14	3,714,000	3,853,275
Snoqualmie Entertainment Authority (S)	9.125	02/01/15	2,865,000	2,521,200
Turning Stone Resort Casino Enterprises (S)	9.125	09/15/14	9,620,000	9,716,200
Waterford Gaming LLC (S)	8.625	09/15/14	5,833,000	3,243,092
Yonkers Racing Corp. (S)	11.375	07/15/16	2,209,000	2,374,675

Household Durables 0.10%
Standard Pacific Corp.	8.375	05/15/18	1,190,000	1,145,375
Standard Pacific Corp.	6.250	04/01/14	1,015,000	946,488

Household Products 0.13%
Reynolds Group Issuer, Inc. (S)	8.500	05/15/18	2,910,000	2,793,600

John Hancock Strategic Income Fund
As of 8-31-10 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Consumer Discretionary (continued)

Media 5.54%
AMC Entertainment, Inc.	8.750	06/01/19	$2,135,000	$2,204,387
AMC Entertainment, Inc.	8.000	03/01/14	7,640,000	7,563,600
Cablevision Systems Corp. (S)	8.625	09/15/17	4,905,000	5,346,450
Cablevision Systems Corp.	8.000	04/15/20	3,700,000	3,949,750
Canadian Satellite Radio Holdings, Inc.	8.000	02/14/16	318,359	217,337
Cinemark USA, Inc.	8.625	06/15/19	1,435,000	1,503,162
Clear Channel Communications, Inc.	10.750	08/01/16	12,425,000	9,163,437
Clear Channel Communications, Inc., PIK	11.000	08/01/16	15,185,121	11,047,176
Comcast Corp.	4.950	06/15/16	1,800,000	1,989,441
CSC Holdings LLC	8.500	06/15/15	3,680,000	3,992,800
Regal Cinemas Corp.	8.625	07/15/19	830,000	856,975
Regal Entertainment Group	9.125	08/15/18	1,095,000	1,122,375
Shaw Communications, Inc. (CAD)(D)	6.500	06/02/14	3,055,000	3,202,658
Shaw Communications, Inc. (CAD)(D)	6.100	11/16/12	9,000,000	9,094,950
Shaw Communications, Inc. (CAD)(D)	5.700	03/02/17	2,325,000	2,384,480
Sirius XM Radio, Inc. (S)	8.750	04/01/15	12,710,000	13,091,300
SuperMedia, Inc., Escrow Certificates (H)(I)	8.000	11/15/16	5,300,000	0
Vertis, Inc., Series A, PIK	18.500	10/01/12	7,323,621	6,463,096
Videotron Ltee (CAD)(D)(S)	7.125	01/15/20	4,670,000	4,617,972
XM Satellite Radio, Inc. (S)	13.000	08/01/13	17,740,000	20,090,550
XM Satellite Radio, Inc. (S)	11.250	06/15/13	8,480,000	9,243,200
Young Broadcasting, Inc. (H)	10.000	03/01/11	1,410,000	14

Multiline Retail 0.37%
Michaels Stores, Inc.	11.375	11/01/16	6,265,000	6,719,213
Michaels Stores, Inc.	10.000	11/01/14	1,115,000	1,162,388

Personal Products 0.13%
Diversey, Inc.	8.250	11/15/19	1,410,000	1,459,350
Revlon Consumer Products Corp.	9.750	11/15/15	1,280,000	1,329,600

Specialty Retail 0.25%
Hillman Group, Inc. (S)	10.875	06/01/18	2,285,000	2,402,106
Sonic Automotive, Inc.	9.000	03/15/18	1,130,000	1,149,775
Toys R Us Property Company LLC (S)	8.500	12/01/17	1,575,000	1,638,000

Textiles, Apparel & Luxury Goods 0.30%
Burlington Coat Factory Warehouse Corp.	11.125	04/15/14	2,360,000	2,442,600
Phillips-Van Heusen Corp.	7.375	05/15/20	3,700,000	3,811,000

Consumer Staples 2.15%				45,511,618

Food Products 1.61%
B&G Foods, Inc.	7.625	01/15/18	3,770,000	3,878,387
Bumble Bee Foods LLC (S)	7.750	12/15/15	995,000	1,052,212
Corp. Pesquera Inca SAC (S)	9.000	02/10/17	3,760,000	3,872,800
Cosan SA Industria e Comercio (S)	8.250	- (Q)	7,588,000	7,701,820
Grupo Bimbo SAB de CV (S)	4.875	06/30/20	4,945,000	5,164,968
TreeHouse Foods, Inc.	7.750	03/01/18	2,500,000	2,643,750
Viterra, Inc. (CAD)(D)	8.500	07/07/14	9,700,000	9,851,456

Household Products 0.54%
Yankee Acquisition Corp.	8.500	02/15/15	9,010,000	9,122,625
Yankee Acquisition Corp., Series B	9.750	02/15/17	2,180,000	2,223,600

John Hancock Strategic Income Fund
As of 8-31-10 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Energy 3.62%				76,498,257

Oil, Gas & Consumable Fuels 3.62%
Anadarko Petroleum Corp.	6.375	09/15/17	$2,675,000	$2,654,937
Arch Coal, Inc.	8.750	08/01/16	5,500,000	5,953,750
Drummond Company, Inc.	7.375	02/15/16	13,415,000	13,431,769
Gibson Energy ULC	10.000	01/15/18	2,940,000	2,881,200
Linn Energy LLC (S)	8.625	04/15/20	2,315,000	2,442,325
MarkWest Energy Partners LP, Series B	8.750	04/15/18	1,395,000	1,492,650
MarkWest Energy Partners LP, Series B	8.500	07/15/16	7,135,000	7,456,075
McMoRan Exploration Company	11.875	11/15/14	7,415,000	7,841,363
Niska Gas Storage US LLC (S)	8.875	03/15/18	4,380,000	4,609,950
Overseas Shipholding Group, Inc.	8.125	03/30/18	2,850,000	2,914,125
Pan American Energy LLC (S)	7.875	05/07/21	2,665,000	2,754,944
Petroleos Mexicanos (S)	6.000	03/05/20	2,685,000	2,906,513
RDS Ultra-Deepwater, Ltd. (S)	11.875	03/15/17	6,290,000	6,290,000
Regency Energy Partners LP (S)	9.375	06/01/16	7,000,000	7,595,000
Targa Resources Partners LP	8.250	07/01/16	1,895,000	1,970,800
Valero Energy Corp.	6.125	02/01/20	1,530,000	1,670,456
Valero Energy Corp.	4.500	02/01/15	1,530,000	1,632,400

Financials 16.47%				348,168,816

Capital Markets 1.07%
Macquarie Group, Ltd. (S)	7.300	08/01/14	1,735,000	1,966,085
Morgan Stanley (BRL)(D)(S)	10.090	05/03/17	38,110,000	20,668,911

Commercial Banks 2.45%
ANZ National International, Ltd. (SGD)(D)	2.950	07/27/15	11,000,000	8,241,739
BOM Capital PLC (S)	6.699	03/11/15	2,780,000	2,831,986
City National Capital Trust I	9.625	02/01/40	5,380,000	5,671,478
Comerica Capital Trust II (6.576% to 2/20/32, then 1 month
LIBOR + 1.115%)	6.576	02/20/37	3,230,000	3,003,900
Fifth Third Capital Trust IV (6.500% to 4/15/17 then 3 month
LIBOR + 1.368%)	6.500	04/15/37	3,435,000	2,962,688
First Midwest Capital Trust I, Series B	6.950	12/01/33	2,280,000	1,872,450
First Tennessee Bank N.A., BKNT	5.050	01/15/15	1,624,000	1,596,092
PNC Preferred Funding Trust III (8.700% to 3/15/13 then 3
month LIBOR + 5.226%) (S)	8.700	- (Q)	600,000	619,638
Santander Issuances SA (6.500% to 11/15/14, then 3 month
LIBOR + 3.920%) (S)	6.500	08/11/19	3,400,000	3,570,320
Standard Chartered Bank (SGD)(D)	2.220	07/05/13	17,000,000	12,599,138
State Bank of India (S)	4.500	07/27/15	3,680,000	3,799,454
SunTrust Capital VIII (6.100% to 12/15/36, then 1 month
LIBOR + 1.965%)	6.100	12/15/36	4,000,000	3,400,000
Western Alliance Bancorp	10.000	09/01/15	1,675,000	1,657,175

Consumer Finance 0.73%
Discover Financial Services	10.250	07/15/19	3,100,000	3,903,994
Ford Motor Credit Company LLC	8.700	10/01/14	3,310,000	3,614,103
Ford Motor Credit Company LLC	7.500	08/01/12	5,000,000	5,248,980
SLM Corp., MTN	8.450	06/15/18	2,875,000	2,638,025

Diversified Financial Services 9.02%
CCM Merger, Inc. (S)	8.000	08/01/13	16,125,000	14,673,750
Corporacion Andina de Fomento	3.750	01/15/16	5,610,000	5,613,596
Council of Europe Development Bank (AUD)(D)	5.250	05/27/13	10,550,000	9,444,289
Crown Castle Towers LLC (S)	4.883	08/15/20	5,495,000	5,697,705
Daimler Finance North America LLC, EMTN (EUR)(D)	4.375	03/21/13	8,755,000	11,736,167

John Hancock Strategic Income Fund
As of 8-31-10 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Financials (continued)
Eurofima, Series MTN (AUD)(D)	6.000	01/28/14	8,685,000	$7,936,736
European Investment Bank (NOK)(D)	4.250	02/04/15	24,000,000	4,004,033
European Investment Bank, Series MTN (AUD)(D)	5.375	05/20/14	11,836,000	10,652,531
GE Capital Australia Funding Property, Ltd., MTN (AUD)(D)	6.500	11/15/11	7,900,000	7,046,808
General Electric Capital Corp., Series A MTN (NZD)(D)	7.625	12/10/14	29,940,000	22,356,016
Inter-American Development Bank, Series INTL (NZD)(D)	7.250	05/24/12	20,555,000	15,146,499
Inter-American Development Bank, Series MPLE (CAD)(D)	4.250	12/02/12	4,770,000	4,743,429
Inter-American Development Bank, Series MTN (AUD)(D)	5.375	05/27/14	13,790,000	12,464,473
International Bank for Reconstruction & Development
(NZD)(D)	5.375	12/15/14	18,470,000	13,420,067
International Finance Corp., Series MTN (AUD)(D)	7.500	02/28/13	9,510,000	8,997,743
Kreditanstalt Fuer Wiederaufbau (AUD)(D)	5.750	05/13/15	6,750,000	6,107,750
Kreditanstalt Fuer Wiederaufbau, EMTN (IDR)(D)	7.000	10/22/12	146,400,000,000	16,341,168
Nationstar Mortgage/Nationstar Capital Corp. (S)	10.875	04/01/15	2,980,000	2,458,500
Odebrecht Finance, Ltd. (S)	7.500	10/18/17	2,785,000	3,021,725
Orascom Telecom Finance SCA (S)	7.875	02/08/14	1,765,000	1,676,750
Susquehanna Capital II	11.000	03/23/40	1,360,000	1,407,600
TAM Capital, Inc.	7.375	04/25/17	3,135,000	3,154,594
Volkswagen Financial Services AG, Series EMTN (EUR)(D)	5.375	01/25/12	1,840,000	2,446,980

Insurance 0.69%
Liberty Mutual Group, Inc. (10.750% to 6/15/38, then 3
month LIBOR + 7.120%) (S)	10.750	06/15/58	4,910,000	5,462,375
Lincoln National Corp. (7.000% to 5/17/16 month LIBOR +
2.358%)	7.000	05/17/66	2,770,000	2,520,700
MetLife, Inc.	6.400	12/15/36	4,770,000	4,340,700
Symetra Financial Corp. (8.300% to 10/15/17, then 3 month
LIBOR + 4.177%) (S)	8.300	10/15/37	2,585,000	2,274,800

Investment Companies 0.99%
Hongkong Land Treasury SG, GMTN (SGD)(D)	3.860	12/29/17	4,000,000	3,109,098
Offshore Group Investments, Ltd. (S)	11.500	08/01/15	8,345,000	8,324,138
Temasek Financial I, Ltd., GMTN (SGD)(D)	3.265	02/19/20	12,250,000	9,528,250

Real Estate 0.14%
ProLogis International Funding SA (EUR)(D)	7.625	10/23/14	2,430,000	2,956,242

Real Estate Investment Trusts 0.15%
Dupont Fabros Technology LP	8.500	12/15/17	2,465,000	2,606,738
Omega Healthcare Investors, Inc.	7.000	04/01/14	600,000	612,000

Real Estate Management & Development 1.23%
CapitaMalls Asia Treasury, Ltd. (SGD)(D)	3.950	08/24/17	14,250,000	10,527,223
Realogy Corp.	10.500	04/15/14	6,950,000	5,664,250
Realogy Corp., PIK	11.000	04/15/14	12,169,953	9,827,237

Health Care 1.47%				31,151,378

Health Care Providers & Services 1.18%
BioScrip, Inc.	10.250	10/01/15	2,260,000	2,285,425
Community Health Systems, Inc.	8.875	07/15/15	6,275,000	6,510,312
Hanger Orthopedic Group, Inc.	10.250	06/01/14	5,041,000	5,293,050
HCA, Inc.	8.500	04/15/19	10,000,000	10,962,500

Pharmaceuticals 0.29%
Catalent Pharma Solutions, Inc., PIK	9.500	04/15/15	6,107,726	6,100,091

John Hancock Strategic Income Fund
As of 8-31-10 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Industrials 4.65%				98,346,377

Aerospace & Defense 0.69%
Bombardier, Inc. (S)	7.750	03/15/20	$2,350,000	$2,526,250
Colt Defense LLC (S)	8.750	11/15/17	1,385,000	986,812
Hawker Beechcraft Acquisition Company LLC	8.500	04/01/15	6,381,000	4,897,418
Kratos Defense & Security Solutions, Inc.	10.000	06/01/17	3,010,000	3,107,825
PharmaNet Development Group, Inc. (S)	10.875	04/15/17	3,030,000	3,007,275

Airlines 2.03%
Delta Air Lines, Inc. (S)	12.250	03/15/15	2,810,000	3,087,487
Delta Air Lines, Inc. (S)	9.500	09/15/14	6,715,000	7,201,837
Delta Air Lines, Inc., Series 2007-1, Class A	6.821	08/10/22	3,782,459	3,867,564
Global Aviation Holdings, Ltd. (S)	14.000	08/15/13	8,740,000	9,264,400
United Air Lines, Inc.	12.750	07/15/12	2,269,848	2,530,881
United Air Lines, Inc. (S)	12.000	11/01/13	7,305,000	7,816,350
United Air Lines, Inc.	10.400	11/01/16	2,343,730	2,601,540
United Air Lines, Inc. (S)	9.875	08/01/13	1,205,000	1,280,313
United Air Lines, Inc.	9.750	01/15/17	4,739,593	5,260,948

Building Materials 0.14%
Rearden G Holdings EINS GmbH (S)	7.875	03/30/20	1,590,000	1,671,488
Voto-Votorantim Overseas Trading Operations NV (S)	6.625	09/25/19	1,205,000	1,286,338

Commercial Services & Supplies 0.62%
ARAMARK Corp.	8.500	02/01/15	5,000,000	5,156,250
Avis Budget Car Rental LLC	9.625	03/15/18	2,675,000	2,795,375
Garda World Security Corp. (S)	9.750	03/15/17	5,000,000	5,162,500

Electrical Equipment 0.17%
Baldor Electric Company	8.625	02/15/17	1,330,000	1,406,475
Coleman Cable, Inc.	9.000	02/15/18	2,205,000	2,199,487

Industrial Conglomerates 0.33%
Grupo KUO SAB de CV (S)	9.750	10/17/17	3,380,000	3,641,950
Hutchison Whampoa International, Ltd. (S)	4.625	09/11/15	2,550,000	2,694,774
Smiths Group PLC (S)	7.200	05/15/19	520,000	629,537

Machinery 0.03%
Mueller Water Products, Inc.	7.375	06/01/17	655,000	551,838

Marine 0.09%
Navios Maritime Holdings, Inc.	9.500	12/15/14	2,000,000	1,995,000

Road & Rail 0.55%
Kansas City Southern de Mexico SA de CV (S)	8.000	02/01/18	3,000,000	3,187,500
RailAmerica, Inc.	9.250	07/01/17	2,664,000	2,890,440
Western Express, Inc. (S)	12.500	04/15/15	5,830,000	5,640,525

Information Technology 0.68%				14,342,038

Electronic Equipment, Instruments & Components 0.11%
Freescale Semiconductor, Inc. (S)	9.250	04/15/18	2,390,000	2,395,975

Internet & Catalog Retail 0.14%
GXS Worldwide, Inc. (S)	9.750	06/15/15	3,095,000	2,971,200

IT Services 0.09%
Equinix, Inc.	8.125	03/01/18	1,810,000	1,891,450

Software 0.34%
First Data Corp. (S)	8.875	08/15/20	3,080,000	3,087,700
Vangent, Inc.	9.625	02/15/15	4,355,000	3,995,713

John Hancock Strategic Income Fund
As of 8-31-10 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Materials 5.41%				$114,326,296

Chemicals 1.29%
American Pacific Corp.	9.000	02/01/15	$4,340,000	4,291,175
Berry Plastics Corp.	8.875	09/15/14	2,660,000	2,533,650
Berry Plastics Corp.	8.250	11/15/15	5,255,000	5,268,137
Braskem Finance, Ltd. (S)	7.000	05/07/20	4,225,000	4,415,125
Braskem S.A. (S)	11.750	01/22/14	2,800,000	3,458,000
Ferro Corp.	7.875	08/15/18	1,760,000	1,795,200
Lumena Resources Corp. (S)	12.000	10/27/14	6,005,000	5,539,613

Containers & Packaging 1.28%
Ball Corp.	6.750	09/15/20	1,870,000	1,968,175
Ball Corp.	6.625	03/15/18	515,000	529,162
Cascades, Inc.	7.875	01/15/20	1,695,000	1,741,612
Graham Packaging Company LP	9.875	10/15/14	1,035,000	1,053,113
Graham Packaging Company LP (S)	8.250	01/01/17	2,730,000	2,695,875
Graphic Packaging International, Inc.	9.500	08/15/13	6,682,000	6,798,935
Graphic Packaging International, Inc.	9.500	06/15/17	4,290,000	4,568,850
OI European Group BV (EUR)(D)(S)	6.875	03/31/17	1,715,000	2,173,335
Sealed Air Corp.	7.875	06/15/17	5,025,000	5,430,708

Metals & Mining 1.63%
CII Carbon LLC (S)	11.125	11/15/15	16,010,000	16,370,225
CSN Islands XI Corp (S)	6.875	09/21/19	1,560,000	1,677,000
Essar Steel Algoma, Inc. (S)	9.375	03/15/15	3,550,000	3,505,625
Gerdau Holdings, Inc. (S)	7.000	01/20/20	2,525,000	2,790,125
Rio Tinto Finance USA, Ltd.	9.000	05/01/19	2,500,000	3,417,338
Rio Tinto Finance USA, Ltd.	7.125	07/15/28	3,985,000	4,974,727
Teck Resources, Ltd.	10.750	05/15/19	1,385,000	1,720,863

Paper & Forest Products 1.21%
Abitibi-Consolidated Company of Canada (H)(S)	13.750	04/01/11	3,750,404	4,134,820
International Paper Company	7.950	06/15/18	2,990,000	3,624,251
NewPage Corp.	11.375	12/31/14	16,400,000	13,325,000
NewPage Corp.	10.000	05/01/12	1,290,000	428,925
PE Paper Escrow GmbH (S)	12.000	08/01/14	605,000	682,894
Pope & Talbot, Inc. (H)	8.375	06/01/13	5,250,000	525
Pope & Talbot, Inc. (H)	8.375	06/01/13	3,000,000	300
Verso Paper Holdings LLC	11.500	07/01/14	1,415,000	1,492,825
Verso Paper Holdings LLC, Series B	9.125	08/01/14	1,995,000	1,920,188

Telecommunication Services 5.58%				117,855,521

Communications Equipment 0.16%
Sable International Finance, Ltd. (S)	7.750	02/15/17	1,590,000	1,637,700
SingTel Group Treasury Pte, Ltd. (SGD)(D)	3.488	04/08/20	2,250,000	1,764,032

Diversified Telecommunication Services 2.95%
Axtel SAB de CV (S)	9.000	09/22/19	3,530,000	3,194,650
Axtel SAB de CV (S)	7.625	02/01/17	6,250,000	5,625,000
CCH II LLC / CCH II Capital Corp.	13.500	11/30/16	13,854,167	16,417,188
Cincinnati Bell, Inc.	8.750	03/15/18	4,225,000	4,034,875
Frontier Communications Corp.	8.500	04/15/20	4,035,000	4,282,144
Frontier Communications Corp.	7.125	03/15/19	2,770,000	2,728,450
Intelsat Bermuda, Ltd.	11.250	02/04/17	12,170,000	12,595,950
Level 3 Financing, Inc.	10.000	02/01/18	890,000	767,625
Verizon Wireless Capital LLC	7.375	11/15/13	3,000,000	3,555,099
West Corp.	11.000	10/15/16	8,705,000	9,140,250

John Hancock Strategic Income Fund
As of 8-31-10 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Telecommunication Services (continued)

Wireless Telecommunication Services 2.47%
American Tower Corp.	7.000	10/15/17	$3,500,000	$4,046,875
Bakrie Telecom Pte, Ltd. (S)	11.500	05/07/15	5,700,000	5,643,000
CC Holdings GS V LLC (S)	7.750	05/01/17	2,365,000	2,577,850
Digicel Group, Ltd. (S)	8.875	01/15/15	875,000	881,563
Digicel, Ltd. (S)	8.250	09/01/17	6,190,000	6,429,863
Grupo Iusacell SA de CV (H)(S)	10.000	12/31/13	2,359,588	731,472
Nextel Communications, Inc., Series D	7.375	08/01/15	8,000,000	7,920,000
NII Capital Corp.	10.000	08/15/16	2,025,000	2,270,531
NII Capital Corp.	8.875	12/15/19	2,830,000	3,056,400
SBA Tower Trust (S)	5.101	04/15/17	4,770,000	5,208,941
Sprint Capital Corp.	8.750	03/15/32	6,820,000	6,572,775
Sprint Capital Corp.	8.375	03/15/12	6,405,000	6,773,288

Utilities 0.82%				17,331,467

Electric Utilities 0.62%
Appalachian Power Company	5.000	06/01/17	2,305,000	2,529,279
Texas Competitive Electric Holdings Company LLC, Series A	10.250	11/01/15	11,220,000	7,152,750
United Maritime Group LLC (S)	11.750	06/15/15	3,425,000	3,365,063

Independent Power Producers & Energy Traders 0.07%
Listrindo Capital BV (S)	9.250	01/29/15	1,435,000	1,583,853

Multi-Utilities 0.13%
Dominion Resources, Inc.	5.600	11/15/16	2,305,000	2,700,522

Convertible Bonds 3.58%				$75,659,693
(Cost $66,717,239)

Consumer Discretionary 1.58%				33,467,974

Automobiles 0.91%
Ford Motor Company	4.250	11/15/16	8,880,000	12,321,000
TRW Automotive, Inc. (S)	3.500	12/01/15	5,045,000	6,905,344

Household Durables 0.08%
D.R. Horton, Inc.	2.000	05/15/14	1,710,000	1,825,425

Media 0.59%
XM Satellite Radio, Inc. (S)	7.000	12/01/14	12,735,000	12,416,205

Consumer Staples 0.14%				2,863,362

Tobacco 0.14%
Alliance One International, Inc.	5.500	07/15/14	2,885,000	2,863,362

Energy 0.15%				3,250,537

Oil, Gas & Consumable Fuels 0.15%
Chesapeake Energy Corp.	2.500	05/15/37	1,710,000	1,408,612
Chesapeake Energy Corp.	2.250	12/15/38	2,460,000	1,841,925

Financials 0.44%				9,182,663

Capital Markets 0.16%
Janus Capital Group, Inc.	3.250	07/15/14	3,110,000	3,246,063

Real Estate Investment Trusts 0.28%
Annaly Capital Management, Inc.	4.000	02/15/15	3,830,000	4,074,162

John Hancock Strategic Income Fund
As of 8-31-10 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Financials (continued)
ProLogis	3.250	03/15/15	$1,935,000	$1,862,438

Health Care 0.34%				7,231,489

Biotechnology 0.13%
Gilead Sciences, Inc. (S)	1.000	05/01/14	1,220,000	1,200,175
MannKind Corp. (S)	5.750	08/15/15	1,440,000	1,452,139

Health Care Equipment & Supplies 0.08%
Teleflex, Inc.	3.875	08/01/17	1,820,000	1,779,050

Health Care Providers & Services 0.13%
Laboratory Corp. of America Holdings	Zero	09/11/21	2,850,000	2,800,125

Industrials 0.64%				13,488,668

Airlines 0.36%
Continental Airlines, Inc.	4.500	01/15/15	2,815,000	3,708,762
UAL Corp.	4.500	06/30/21	3,930,000	3,959,475

Containers & Packaging 0.13%
Owens-Brockway Glass Container, Inc. (S)	3.000	06/01/15	2,835,000	2,689,706

Trading Companies & Distributors 0.15%
United Rentals, Inc.	4.000	11/15/15	2,535,000	3,130,725

Telecommunication Services 0.29%				6,175,000

Wireless Telecommunication Services 0.29%
NII Holdings, Inc.	2.750	08/15/25	6,175,000	6,175,000

Municipal Bonds 1.71%				$36,225,890
(Cost $32,967,461)

California 1.02%				21,591,261
Bay Area Toll Authority	7.043	04/01/50	3,110,000	3,518,841
California State Public Works Board, Series G2	8.361	10/01/34	6,040,000	7,075,739
County of Siskiyou	6.100	06/01/37	2,375,000	2,424,733
State of California	7.300	10/01/39	5,185,000	5,716,151
State of California	6.200	10/01/19	2,595,000	2,855,797

District of Columbia 0.22%				4,625,298
Metropolitan Washington Airports Authority, Series D	8.000	10/01/47	4,395,000	4,625,298

Florida 0.05%				1,067,020
Florida Governmental Utility Authority	7.084	10/01/40	1,000,000	1,067,020

Nevada 0.07%				1,430,797
County of Clark	6.000	07/01/28	1,375,000	1,430,797

New York 0.14%				2,978,887
City of New York	5.206	10/01/31	3,005,000	2,978,887

Pennsylvania 0.21%				4,532,627
Pennsylvania Turnpike Commission	5.511	12/01/45	4,530,000	4,532,627

John Hancock Strategic Income Fund
As of 8-31-10 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Foreign Government
Obligations 22.20%				$469,164,298
(Cost $448,084,226)

Australia 1.60%				33,719,426
New South Wales Treasury Corp., Series 12 (AUD)(D)	6.000	05/01/12	27,337,000	24,885,636
New South Wales Treasury Corp., Series 14 (AUD)(D)	5.500	08/01/14	9,639,000	8,833,790

Brazil 1.62%				34,241,708
Federative Republic of Brazil (BRL)(D)	10.250	01/10/28	54,670,000	34,241,708

Canada 5.04%				106,564,675
Canada Housing Trust (CAD)(D)	4.800	06/15/12	2,340,000	2,328,743
Government of Canada (CAD)(D)	4.000	06/01/16	33,295,000	34,330,053
Ontario School Boards Financing Corp., Series 01A2
(CAD)(D)	6.250	10/19/16	8,485,000	9,325,583
Province of Ontario (CAD)(D)	4.750	06/02/13	14,000,000	14,201,266
Province of Ontario (CAD)(D)	4.500	03/08/15	8,915,000	9,150,259
Province of Ontario, Series GMTN (NZD)(D)	6.250	06/16/15	30,690,000	22,753,374
Province of Quebec (CAD)(D)	5.250	10/01/13	14,000,000	14,475,397

Chile 0.15%				3,104,507
Republic of Chile	3.875	08/05/20	2,995,000	3,104,507

Germany 2.12%				44,823,040
Federal Republic of Germany (EUR)(D)	5.000	01/04/12	8,590,000	11,543,068
Federal Republic of Germany (EUR)(D)	4.250	07/04/18	5,680,000	8,439,563
Federal Republic of Germany (EUR)(D)	2.250	04/10/15	18,726,000	24,840,409

Indonesia 1.07%				22,685,709
Republic of Indonesia (IDR)(D)	14.250	06/15/13	36,000,000,000	4,692,595
Republic of Indonesia (IDR)(D)	10.000	07/15/17	36,000,000,000	4,407,241
Republic of Indonesia (IDR)(D)	9.500	06/15/15	75,000,000,000	8,913,055
Republic of Indonesia (S)	5.875	03/13/20	4,140,000	4,672,818

Malaysia 0.46%				9,748,387
Government of Malaysia (MYR)(D)	3.835	08/12/15	30,000,000	9,748,387

Mexico 0.26%				5,462,500
Government of Mexico	11.375	09/15/16	3,800,000	5,462,500

New Zealand 0.48%				10,237,982
Government of New Zealand, Series 1217 (NZD)(D)	6.000	12/15/17	13,720,000	10,237,982

Norway 1.29%				27,344,499
Government of Norway (NOK)(D)	5.000	05/15/15	92,202,000	16,332,399
Government of Norway (NOK)(D)	4.500	05/22/19	61,486,000	11,012,100

Philippines 1.92%				40,572,676
Republic of the Philippines (PHP)(D)	7.750	02/18/20	640,000,000	15,002,963
Republic of the Philippines (PHP)(D)	7.000	01/27/16	1,100,000,000	25,569,713

Singapore 0.53%				11,265,856
Republic of Singapore (SGD)(D)	3.250	09/01/20	13,720,000	11,265,856

South Korea 2.04%				43,134,782
Korea Development Bank	4.375	08/10/15	1,530,000	1,623,229
Korea Development Bank (SGD)(D)	2.440	05/25/12	4,250,000	3,179,125

John Hancock Strategic Income Fund
As of 8-31-10 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

South Korea (continued)
Republic of Korea, Series 1809 (KRW)(D)	5.750	09/10/18	41,930,000,000	$38,332,428

Sweden 2.34%				49,353,821
Kingdom of Sweden (SEK)(D)	3.750	08/12/17	120,830,000	18,154,047
Kingdom of Sweden, Series 1047 (SEK)(D)	5.000	12/01/20	110,425,000	18,636,847
Swedish Export Credit Company, Series GMTN (NZD)(D)	7.625	06/30/14	16,400,000	12,562,927

Turkey 0.24%				4,982,650
Republic of Turkey	6.750	05/30/40	4,540,000	4,982,650

Ukraine 0.08%				1,737,450
Government of Ukraine (S)	6.580	11/21/16	1,755,000	1,737,450

United Kingdom 0.96%				20,184,630
Government of United Kingdom (GBP)(D)	3.750	09/07/20	12,285,000	20,184,630

Term Loans (M) 2.23%				$47,152,227
(Cost $45,646,391)

Consumer Discretionary 0.70%				14,705,289

Hotels, Restaurants & Leisure 0.02%
East Valley Tourist Development Authority	12.000	08/06/12	$518,952	448,894

Media 0.47%
Citadel Broadcasting Corp. (U)	11.000	06/03/15	4,088,275	4,294,222
Dex Media West, Inc.	7.000	10/24/14	1,780,242	1,540,279
SuperMedia, Inc.	11.000	12/31/15	5,172,395	4,114,211

Multiline Retail 0.21%
Michaels Stores, Inc.	2.702	10/31/13	4,567,122	4,307,683

Financials 0.06%				1,165,775

Real Estate Management & Development 0.06%
Realogy Corp.	13.500	10/15/17	1,105,000	1,165,775

Health Care 0.06%				1,340,586

Health Care Equipment & Supplies 0.06%
Bausch & Lomb, Inc. (EUR)(D)	3.913	04/24/15	1,111,500	1,340,586

Industrials 1.07%				22,725,371

Airlines 0.61%
Delta Airlines, Inc.	3.529	04/30/14	9,935,910	9,132,761
US Airways Group, Inc.	2.762	03/21/14	4,690,909	3,911,885

Trading Companies & Distributors 0.16%
Bourland & Leverich Supply Company LLC	11.000	08/13/15	3,515,000	3,391,975

Transportation Infrastructure 0.30%
Swift Transportation Company, Inc. (U)	-	05/10/14	6,500,000	6,288,750

Materials 0.34%				7,215,206

Paper & Forest Products 0.34%
AbitibiBowater, Inc.	11.000	03/30/11	7,375,000	7,215,206

John Hancock Strategic Income Fund
As of 8-31-10 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Collateralized Mortgage
Obligations 5.89%				$124,480,378
(Cost $115,676,850)

Commercial & Residential 5.34%				112,881,146
American Home Mortgage Assets ,
Series 2006-6, Class XP IO	2.582	12/25/46	$49,436,785	2,313,310
American Tower Trust ,
Series 2007-1A, Class C (S)	5.615	04/15/37	1,285,000	1,367,056
Bear Stearns Mortgage Funding Trust ,
Series 2006-AR1, Class 2A1 (P)	0.484	08/25/36	1,888,726	1,093,325
Commercial Mortgage Pass Through Certificates ,
Series 2007-C9, Class A4 (P)	6.010	12/10/49	11,395,000	12,335,540
Countrywide Alternative Loan Trust ,
Series 2006-OA12, Class X IO	2.821	09/20/46	25,473,532	995,111
Downey Savings & Loan Association Mortgage Loan Trust ,
Series 2005-AR2, Class X2 IO	2.240	03/19/45	86,527,398	3,368,979
First Horizon Alternative Mortgage Securities ,
Series 2006-RE1, Class A1	5.500	05/25/35	3,467,267	2,994,842
Global Tower Partners Acquisition Partners LLC ,
Series 2007-1A, Class G (S)	7.874	05/15/37	1,840,000	1,955,791
Greenpoint Mortgage Funding Trust
Series 2005-AR4, Class 4A2 (P)	0.624	10/25/45	4,669,082	1,082,989
Series 2006-AR1, Class A2A (P)	0.634	02/25/36	2,655,052	765,831
Greenwich Capital Commercial Funding Corp. ,
Series 2006-GG7, Class A4 (P)	6.085	07/10/38	9,865,000	10,741,520
GSR Mortgage Loan Trust ,
Series 2005-AR6, Class 3A1 (P)	2.845	09/25/35	7,986,850	7,197,278
Harborview Corp. Net Interest Margin Notes ,
Series 2007-3A, Class N1 (I) (S)	6.654	05/19/37	34,143	0
Harborview Mortgage Loan Trust
Series 2005-8, Class 1X IO	2.284	09/19/35	28,421,500	1,074,688
Series 2006-SB1, Class A1A (P)	1.236	12/19/36	4,844,127	2,355,210
Series 2007-3, Class ES IO	0.350	05/19/47	62,294,510	408,029
Series 2007-4, Class ES IO	0.350	07/19/47	70,909,134	398,509
Series 2007-6, Class ES IO (S)	0.342	08/19/37	48,989,881	316,475
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO	2.211	10/25/36	68,053,492	2,300,208
Series 2005-AR18, Class 2X IO	1.918	10/25/36	74,760,032	2,332,513
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2006-LDP7, Class AM (P)	6.063	04/15/45	8,730,000	8,159,131
Series 2007-CB18, Class A4	5.440	06/12/47	9,205,000	9,638,571
LB-UBS Commercial Mortgage Trust ,
Series 2007-C2, Class A3	5.430	02/15/40	9,035,000	9,307,641
Morgan Stanley Capital I ,
Series 2007-IQ13, Class A4	5.364	03/15/44	8,460,000	8,672,415
Morgan Stanley Mortgage Loan Trust ,
Series 2004-9, Class 1A (P)	6.028	11/25/34	5,037,103	5,059,055
Washington Mutual, Inc.
Series 2005-AR13, Class X IO	1.553	10/25/45	161,915,269	5,363,443
Series 2005-AR13, Class B1 (P)	0.863	10/25/45	5,011,007	517,702
Series 2005-AR6, Class B1 (P)	0.863	04/25/45	8,006,071	1,095,415
Wells Fargo Mortgage Backed Securities Trust ,
Series 2005-AR5, Class 1A1 (P)	5.093	04/25/35	9,917,553	9,670,569

John Hancock Strategic Income Fund
As of 8-31-10 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

U.S. Government Agency 0.55%				$11,599,232
Federal National Mortgage Association
Series 398, Class C3 IO	4.500	05/25/39	$14,470,779	2,164,094
Series 402, Class 3 IO	4.000	11/25/39	9,680,467	1,543,114
Series 402, Class 4 IO	4.000	10/25/39	17,129,054	3,597,150
Series 402, Class 7 IO	4.500	11/25/39	23,292,170	4,294,874

Asset Backed Securities 1.02%				$21,582,455
(Cost $20,130,767)

DB Master Finance LLC
Series 2006-1, Class-A2 (S)	5.779	06/20/31	$2,460,000	2,439,803
Series 2006-1, Class-M1 (S)	8.285	06/20/31	2,755,000	2,565,153
Dominos Pizza Master Issuer LLC
Series 2007-1, Class M1 (S)	7.629	04/25/37	9,725,000	8,681,083
Series 2007-1, Class A2 (S)	5.261	04/25/37	7,777,000	7,562,209
Lehman XS Trust ,
Series 2005-5N, Class 3A2 (P)	0.624	11/25/35	1,102,171	334,207

			Shares	Value

Common Stocks 3.31%				$69,904,249
(Cost $74,075,324)

Consumer Discretionary 1.61%				34,099,067

Auto Components 0.64%
Lear Corp. (I)			184,688	13,604,118

Hotels, Restaurants & Leisure 0.05%
Fontainebleau Resorts LLC, Class A (I)			67,568	0
Greektown Superholdings, Inc. (I)(S)			8,564	946,996

Media 0.92%
Charter Communications, Inc., Class A (I)			204,059	6,938,006
Citadel Broadcasting Corp. (I)			238,399	5,483,169
Dex One Corp. (I)			16,038	136,644
Sirius XM Radio, Inc. (I)			7,029,018	6,720,444
SuperMedia, Inc., Escrow Certificates (I)			29,833	269,690

Energy 0.20%				4,295,960

Oil, Gas & Consumable Fuels 0.20%
OGX Petroleo e Gas Participacoes SA (I)			361,340	4,295,960

Financials 1.11%				23,504,012

Capital Markets 0.35%
Apollo Investment Corp.			244,479	2,339,664
Ares Capital Corp.			334,012	4,990,139

Commercial Banks 0.27%
Ameris Bancorp			89,592	702,401
First Michigan Bank (I)(R)			1,023,611	5,041,026

Real Estate Investment Trusts 0.41%
Homburg Invest, Inc., Class A (I)			862,868	8,739,133

Thrifts & Mortgage Finance 0.08%
Viewpoint Financial Group			187,961	1,691,649

John Hancock Strategic Income Fund
As of 8-31-10 (Unaudited)

Materials 0.33%		$6,848,854

Chemicals 0.20%
LyondellBasell Industries, Class A (I)	104,687	2,146,083
LyondellBasell Industries, Class B (I)	95,948	1,965,975

Containers & Packaging 0.04%
Pactiv Corp. (I)	27,426	879,826

Paper & Forest Products 0.09%
Smurfit-Stone Container Corp. (I)	108,152	1,856,970

Telecommunication Services 0.06%		1,156,356

Diversified Telecommunication Services 0.04%
Chunghwa Telecom Company, Ltd., ADR	29,497	606,753
Colt Telecom Group SA (I)	31,242	55,339
Deutsche Telekom AG, SADR	8,253	107,949
Manitoba Telecom Services, Inc.	910	23,481

Wireless Telecommunication Services 0.02%
USA Mobility, Inc.	25,267	362,834

	Shares	Value

Preferred Stocks 2.82%		$59,493,303
(Cost $55,030,233)

Consumer Discretionary 1.03%		21,742,457

Auto Components 0.17%
Lear Corp. Series A (I)	47,554	3,502,828

Hotels, Restaurants & Leisure 0.86%
Greektown Superholdings, Inc., Series A (I)	164,947	18,239,629

Energy 0.15%		3,136,225

Oil, Gas & Consumable Fuels 0.15%
Apache Corp., Series D, 6.000%	58,046	3,136,225

Financials 1.64%		34,614,621

Commercial Banks 0.50%
Wells Fargo & Company, Series L, 7.500%	10,755	10,615,185

Diversified Financial Services 1.14%
Bank of America Corp., Series L, 7.250%	13,290	12,625,500
Citigroup Capital XII (N)	114,140	2,988,185
Citigroup, Inc., 7.500%	73,270	8,385,751
	Shares	Value

Warrants 0.00%		$283
(Cost $28,043)

Virgin Media, Inc. (Expiration date: 01/13/2011; Strike price
$105.17) (I)	28,043	283

John Hancock Strategic Income Fund
As of 8-31-10 (Unaudited)

Issuer			Notional par	Value

Options Purchased 0.31%				$6,609,587
(Cost $13,440,513)

Over the Counter Purchase Call on the AUD vs. USD (Expiration Date:
04/26/2011; Strike Price: $0.98; Counterparty: UBS Securities LLC) (I)			70,200,000	505,464
Over the Counter Purchase Call on the AUD vs. USD (Expiration Date:
05/17/2011; Strike Price: $0.94; Counterparty: UBS Securities LLC) (I)			68,600,000	1,117,583
Over the Counter Purchase Call on the CAD vs. USD (Expiration Date:
02/24/2011; Strike Price: $1.00; Counterparty: RBC Dominion Securities) (I)			129,300,000	1,417,775
Over the Counter Purchase Call on the CAD vs. USD (Expiration Date:
09/22/2010; Strike Price: $0.97; Counterparty: State Street Bank & Trust) (I)			73,200,000	45,311
Over the Counter Purchase Call on the NZD vs. USD (Expiration Date:
02/22/2011; Strike Price $0.75; Counterparty: UBS Securities LLC) (I)			68,600,000	548,521
Over the Counter Purchase Put on the CAD vs. USD (Expiration Date:
11/16/2010; Strike Price: $0.97; Counterparty: RBC Dominion Securities) (I)			68,700,000	97,623
Over the Counter Purchase Put on the EUR vs. USD (Expiration Date
11/04/2010; Strike Price $1.25; Counterparty: State Street Bank & Trust) (I)			68,900,000	1,365,497
Over the Counter Purchase Put on the EUR vs. USD (Expiration Date:
05/19/2011; Strike Price $1.10; Counterparty: RBC Dominion Securities) (I)			68,600,000	1,042,592
Over the Counter Purchase Put on the EUR vs. USD (Expiration Date:
11/11/2010; Strike Price: $1.18; Counterparty: State Street Bank & Trust) (I)			68,600,000	457,791
Over the Counter Purchase Put on the JPY vs. USD (Expiration Date:
09/14/2010; Strike Price: $97.00; Counterparty: Royal Bank of Scotland) (I)			127,000,000	11,430

		Maturity	Par value
	Rate (%)	date		Value

Short-Term Investments 1.55%				$32,830,654
(Cost $32,830,654)

Repurchase Agreement 0.01%				230,712
Repurchase Agreement with State Street Corp. dated 8/31/10 at
0.010% to be repurchased at $230,712 on 9/1/10, collateralized by
$120,000 Federal Home Loan Bank, 2.500% due 4/6/15 (valued at
$120,600, including interest) and $110,000 U.S. Treasury Notes,
3.125% due 4/30/17 (valued at $120,038, including interest)			$230,712	230,712

Short-Term Securities* 1.54%				32,599,942
Federal Home Loan Bank Discount Notes	0.100	09/01/10	12,600,000	12,600,000
U.S. Treasury Bill	0.093	09/02/10	20,000,000	19,999,942

Total investments (Cost $2,015,504,326)† 98.70%				$2,086,383,855

Other assets and liabilities, net 1.30%				$27,534,772

Total net assets 100.00%				$2,113,918,627

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

Notes to the Schedule of Investments

Currency abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupia

John Hancock Strategic Income Fund
As of 8-31-10 (Unaudited)

JPY	Japanese Yen
KRW	Korean Won
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
SEK	Swedish Krona
SGD	Singapore Dollar

ADR  American Depositary Receipts

BKNT  Bank Note

EMTN  European Medium Term Note

GMTN  Global Medium Term Note

IO  Interest Only Security - Interest Tranche of Stripped Mortgage Pool

LIBOR  London Interbank Offered Rate

MTN  Medium-Term Note

PIK  Paid In Kind

SADR  Sponsored American Depositary Receipts

(D) Par value of foreign bonds is expressed in local currency as shown parenthetically in security description.

(H) Defaulted security. Currently, the issuer is in default with respect to interest payments.

(I) Non-income producing security.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end unless the investment is unsettled.

(N) Variable rate preferred stock.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date.

(R) Direct placement securities are restricted to resale and the Fund has limited rights to registration under the Securities Act of 1933.

			Value as a
			percentage of
Issuer,	Acquisition	Acquisition	Fund's net
Description	date	cost	assets	Value as of 8-31-10
First Michigan
Bank	4/30/2010	$6,141,666	0.24%	$5,041,026

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $462,715,473 or 21.89% of the Fund's net assets as of 8-31-10.

(U) All or a portion of this position represents unfunded loan commitment.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

† At 8-31-10, the aggregate cost of investment securities for federal income tax purposes was $2,019,439,184. Net unrealized appreciation aggregated $66,944,671, of which $153,950,738 related to appreciated investment securities and $87,006,067 related to depreciated investment securities.

John Hancock Strategic Income Fund
As of 8-31-10 (Unaudited)

The portfolio had the following country concentration as a percentage of total net assets on 8-31-10:

United States	57%
Canada	8%
Brazil	4%
Australia	3%
Germany	3%
Sweden	2%
South Korea	2%
United Kingdom	2%
Philippines	2%
Singapore	2%
Cayman Islands	2%
New Zealand	2%
Short-Term Investments & Other	11%

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of August 31, 2010 by major security category or type:

	Total Market
	Value at	Level 1 Quoted	Level 2 Significant	Level 3 Significant
	08/31/10	Price	Observable Inputs	Unobservable Inputs
Corporate Bonds	$1,143,280,838	—	$1,113,594,708	$29,686,130
Convertible Bonds	75,659,693	—	75,659,693	—
Municipal Bonds	36,225,890	—	36,225,890	—
Foreign Government Obligations	469,164,298	—	469,164,298	—
Term Loans	47,152,227	—	47,152,227	—
Collateralized Mortgage Obligations	124,480,378	—	118,364,940	6,115,438
Asset Backed Securities	21,582,455	—	21,582,455	—
Common Stocks	69,904,249	$58,377,719	5,538,508	5,988,022
Preferred Stocks	59,493,303	34,762,661	2,988,185	21,742,457
Purchased Options	6,609,587	—	6,609,587	—
Warrants	283	283	—	—
Short-Term Investments	32,830,654	—	32,830,654	—
Total Investments in Securities	$2,086,383,855	$93,140,663	$1,929,711,145	$63,532,047
Other Financial Instruments:
Futures	($273,884)	($273,884)	—	—
Forward Foreign Currency Contracts	($10,221,255)	—	($10,221,255)	—
Totals	$2,075,888,716	$92,866,779	$1,919,489,890	$63,532,047

17

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

		CON-	ERALIZED
	CORPORATE	VERTIBLE	MORTGAGE	COMMON	PREFERRED	PURCHASED
	BONDS	BONDS	OBLIGATIONS	STOCKS	STOCKS	OPTIONS	TOTALS

Balance as of 5-30-10	$25,955,000	$11,454,705	$6,663,184	$5,620,264	-	$7,900	$49,701,053
Accrued
discounts/premiums	20,824	-	2	-	-	-	20,826
Realized gain (loss)	-	-	-	-	-	(675,972)	(675,972)
Change in unrealized
gain (loss)	(65,427)	-	(526,343)	(579,349)	$1,816,371	668,072	1,313,324
Net purchases
(sales)	118	-	(21,405)	947,107	16,739,968	-	17,665,788
Net transfers in
and/out of Level 3	3,775,615	(11,454,705)	-	-	3,186,118	-	(4,492,972)

Balance as of 8-31-10	$29,686,130	-	$6,115,438	$5,988,022	$21,742,457	-	$63,532,047

During the three month period ended August 31, 2010, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Repurchase agreements. The Fund may enter into repurchase agreements. When a Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline

18

Term loans (Floating rate loans). The Fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The Fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The Fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the Fund’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadviser’s credit analysis of the borrower and/or term loan agents. The Fund may have limited rights to enforce the terms of an underlying loan.

At August 31, 2010, the Fund had $10,582,972 in unfunded loan commitments outstanding.

Stripped securities. Stripped mortgage backed securities are financial instruments that derive their value from other instruments so that one class receives the entire principal from the underlying mortgage assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped mortgage backed security. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully receive its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates. In addition, these securities present additional credit risk such that the Fund may not receive all or part of its principal because the counterparty or issuer has defaulted on its obligation.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Funds investing in a single country or in a limited geographic region tend to be riskier than funds that invest more broadly. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs) and accounting standards. Foreign investments are also subject to a

19

decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Futures. A futures contract is a contractual agreement to buy or sell a particular commodity, currency, or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates and potential losses in excess of the Fund’s initial investment.

During the three month period ended August 31, 2010, the Fund used futures contracts to manage duration of the portfolio. The following table summarizes the contracts held at August 31, 2010. The range of futures contracts notional amounts held by the Fund during the three month period ended August 31, 2010, was $0 to $141 million.

	Number
	of		Expiration	Notional	Unrealized
Open Contracts	Contracts	Position	Date	Value (USD)	Depreciation
U.S. Treasury 10-Year Note Futures	1,119	Short	Dec 2010	$140,574,375	($273,884)

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the risk that currency movements will not occur thereby reducing the Fund’s total return, and the potential for losses in excess of the Fund’s initial investment.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

During the three month period ended August 31, 2010, the Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes. The following table summarizes the contracts held at August 31, 2010. The range of forward foreign currency contracts absolute notional amounts held by the Fund during the three month period ended August 31, 2010, was $1.4 billion to $2 billion.

20

	Principal	Principal
	Amount	Amount			Unrealized
	Covered by	Covered by		Settlement	Appreciation
Currency	Contract	Contract (USD)	Counterparty	Date	(Depreciation)

Buys
AUD	4,850,000	$4,299,501	Bank of Montreal	9-30-10	$1,258
AUD	71,678,000	63,977,520	Canadian Imperial Bank of Commerce	9-30-10	(416,745)
AUD	47,600,000	41,263,012	J Aron and Company N.Y.	9-30-10	946,493
AUD	79,500,000	71,933,031	Royal Bank of Canada	9-30-10	(1,436,063)
CAD	17,944,151	17,350,000	Bank of Montreal	9-30-10	(529,530)
CAD	8,949,131	8,660,000	J Aron and Company N.Y.	9-30-10	(271,272)
CAD	8,643,674	8,450,000	Royal Bank of Canada	9-30-10	(347,601)
EUR	6,400,000	8,209,275	Canadian Imperial Bank of Commerce	9-30-10	(99,208)
EUR	14,963,059	19,308,630	Bank of Montreal	9-30-10	(347,473)
EUR	32,850,000	43,294,165	J Aron and Company N.Y.	9-30-10	(1,666,712)
GBP	6,350,000	9,645,970	Bank of Montreal	9-30-10	90,822
GBP	19,000,000	28,861,958	State Street Bank And Trust Company	9-30-10	271,751
JPY	4,459,167,950	50,764,498	J Aron and Company N.Y.	9-30-10	2,330,719
NZD	38,080,000	27,077,931	Canadian Imperial Bank of Commerce	9-30-10	(583,409)
NZD	63,250,000	44,512,024	J Aron and Company N.Y.	9-30-10	(505,235)
NZD	63,600,000	45,905,844	Royal Bank of Scotland PLC	9-30-10	(1,655,540)
NZD	89,200,000	64,109,443	UBS AG	9-30-10	(2,047,697)
		$557,622,802			($6,265,442)

Sells
AUD	11,261,408	$9,645,970	Bank of Montreal	9-30-10	($340,132)
AUD	33,741,910	28,861,958	State Street Bank and Trust Company	9-30-10	(1,058,826)
AUD	70,258,424	62,234,150	J Aron and Company N.Y.	9-30-10	(67,810)
AUD	29,929,058	25,617,179	Toronto Dominion Bank	9-30-10	(922,543)
AUD	58,220,000	52,778,759	UBS AG	9-30-10	1,151,923
CAD	20,451,424	19,600,000	J Aron and Company N.Y.	9-30-10	429,264
CAD	6,689,920	6,400,000	Royal Bank of Canada	9-30-10	129,009
CAD	8,771,947	8,389,270	UBS AG	9-30-10	166,631
EUR	108,961,924	134,321,723	State Street Bank and Trust Company	9-30-10	(3,754,604)
EUR	3,200,000	4,063,776	UBS AG	9-30-10	8,743
GBP	5,279,552	8,209,275	Canadian Imperial Bank of Commerce	9-30-10	113,858
GBP	19,000,963	28,950,610	Bank of Montreal	9-30-10	(184,575)
GBP	58,628,863	87,879,389	Bank of Nova Scotia	9-30-10	(2,019,359)
GBP	19,000,000	28,663,970	Canadian Imperial Bank of Commerce	9-30-10	(469,739)
GBP	27,470,000	43,343,265	J Aron and Company N.Y.	9-30-10	1,222,056
JPY	4,459,167,950	50,008,052	Toronto Dominion Bank	9-30-10	(3,087,165)
NZD	12,650,000	8,973,910	Canadian Imperial Bank of Commerce	9-30-10	172,552
NZD	31,700,000	22,580,956	J Aron and Company N.Y.	9-30-10	525,380
NZD	37,850,000	26,857,095	Morgan Stanley and Company Inc.	9-30-10	522,598
NZD	25,935,000	18,673,200	Standard Chartered Bank	9-30-10	628,677
NZD	107,173,235	75,193,813	State Street Bank and Trust Company	9-30-10	627,017
NZD	64,000,000	46,779,839	UBS AG	9-30-10	2,251,232
		$798,026,159			($3,955,813)

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
NZD	New Zealand Dollar

21

Purchased Options. There are two types of options, a put and a call option. Options are traded either over-the-counter or by means of an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Risks related to the use of options include the loss of the premium, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values.

Options listed on an exchange are valued at their closing price. If no closing price is available, then they are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. For options not listed on an exchange, an independent pricing source is used to value the options at the mean between the last bid and ask prices. When the Fund purchases an option, the premium paid by the Fund is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, the Fund realizes a loss equal to the cost of the option. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid.

During the three month period ended August 31, 2010, the Fund used purchased options to manage against anticipated currency exchange rate changes. The range of market values of purchased options contracts held by the Fund during the three months ended August 31, 2010 was $6.6 million to $12.5 million.

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at August 31, 2010 by risk category:

			Liabilities
	Financial instruments	Assets Derivatives	Derivatives Fair
Risk	locations	Fair Value	Value
Interest rate contracts	Futures contracts	-	($273,884)
Foreign exchange	Forward foreign currency
contracts	exchange contracts	$11,589,983	(21,811,238)
Total		$11,589,983	($22,085,122)

22

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Strategic Income Fund.

910Q1 8/10
10/10

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Strategic Series

By:	/s/ Keith F. Hartstein
------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date: October 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keith F. Hartstein
-------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date:	October 27, 2010

By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	October 27, 2010